Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$261	$371

Lease liabilities current	127	109
Lease liabilities non-current	134	250
	$261	$359

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.97	1.26
Weighted average discount rate	5.50%	5.50%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
For the year ending Dember 31, 2026	$137
For the year ending Dember 31, 2027	137
Total lease payments	274
Less: Imputed interest	(13)
Present value of lease liabilities	$261